Investment Strategy	Feb. 28, 2025
THIRD AVENUE VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what Third Avenue Management LLC (the “Adviser”) believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities, often referred to as “junk,” that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

THIRD AVENUE SMALL-CAP VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations of companies in the Russell 2000® Index or the S&P Small Cap 600 Index at the time a new position is established (based on prior quarter-end data of the indexes). As of December 31, 2024, the top range of capitalization was $14.72 billion for the Russell 2000® Index and $8.49 billion for the S&P Small Cap 600 Index. The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities, often referred to as “junk,” that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

THIRD AVENUE REAL ESTATE VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate- related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities, often referred to as “junk,” that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above-average yield potential. The Fund also invests in both domestic and foreign securities. The Adviser’s process generally includes an assessment of the potential impacts of material environmental, social and governance (ESG) factors on the long-term risk and return profile of a company. Consideration of these factors would not necessarily result in a company being included or excluded from the evaluation process, but rather would contribute to the overall evaluation of a company.

Third Avenue International Real Estate Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund’s investment objective is pursued through a real estate value strategy (as described in more detail below) through investment in international public real estate securities, which may include equity real estate investment trusts (a “REIT” or “REITs”), mortgage REITs, REIT preferred securities, and other publicly traded companies whose primary business is in the real estate industry. This strategy may lead to investment in smaller capitalization companies (under $1 billion). The composition of the portfolio does not seek to mimic equity REIT indices.

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry outside of the United States. Equity securities can consist of shares of REITs and securities issued by other companies principally engaged in the real estate industry. Equity securities can also include securities convertible into common stocks where the conversion feature represents, in the Adviser’s view, a significant element of a security’s value, and preferred stocks.

The Fund considers a company to be principally engaged in the real estate industry if it either (i) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or (ii) has at least 50% of its assets in real estate or such real estate businesses. These include securities issued by REITs or comparable foreign structures, and real estate operating companies. REITs and comparable foreign structures are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests and which may have corporate tax advantages relative to other corporate structures. The Fund may invest in equity REITs and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs generate revenue from interest earned on mortgage loans.

The Fund does not invest in real estate directly. The majority of the Fund’s assets will normally be invested in the securities of companies located in countries other than the United States, although these companies may have investments that provide exposure to the U.S. real estate industry. The Fund may invest in securities of issuers located in emerging market countries, but does not expect to invest greater than 30% of assets in such securities. For purposes of the foregoing, the Fund considers an issuer to be located in a particular country based on where the issuer is domiciled, where it maintains its headquarters (or primary base of operations) or where its securities are registered and/or traded.

The real estate value strategy seeks to invest in companies that in the Adviser’s view have underlying real estate assets that are trading at a discount to the private market value of such assets, have the ability to grow the value of real estate asset above average, or have an above-average free cash flow yield. The Adviser screens its universe of real estate securities for a number of proprietary valuation, income, and balance sheet metrics to identify candidates for investment. This process is combined with in-depth industry and company-specific research to narrow the investment options for the Fund. The Fund may invest in companies without regard to their market capitalization. The Fund’s strategy is an all-cap strategy which means that investments are made without regard to a company’s market capitalization. The Fund’s investment process is indifferent to index weightings which generally results in a portfolio that is differentiated by company names and percentage exposures. The portfolio of securities in which the Fund invests will normally represent a broad range of geographic regions, property types and tenants.

The Fund’s investment strategy also considers the impact that real estate companies have on the environment and other sustainability considerations when making investment decisions for the Fund’s investment portfolio. In assessing sustainability, the Adviser considers different factors, including environmental, social, and governance (“ESG”) criteria. Some of the environmental criteria the Adviser considers include energy consumption and efficiency, water use, carbon emissions, recycling and waste reduction, and level of green building certifications among others.

Some of the social criteria the Adviser considers include the level of community engagement, customer/tenant well-being, employee health and safety, employee diversity and equality, employee training and responsible supply chain, among others.

Some of the governance criteria that the Adviser considers include reporting and disclosure, business ethics, management alignment through ownership and remuneration, governance structure, board transparency and cybersecurity, among others. The Adviser performs its own internal research as it relates to measuring an investment’s ESG criteria.

The items discussed above are illustrative and do not necessarily reflect the full range of ESG criteria that may be applied in analyzing a particular security for investment. The availability of information about a company, issues associated with a particular industry, changing social conditions or other circumstances may affect the manner in which the ESG criteria are applied in a particular situation. Companies in which the Fund may invest do not necessarily meet the highest standards in all aspects of ESG performance. We do believe that a well-managed company is one that considers ESG criteria when operating their business. These companies look for opportunities to improve relations with employees, consumers, communities and the environment. In addition, these companies tend to work towards improving in these areas, and, in our opinion, these efforts over the long-term will serve investors well.

The Fund is non-diversified, which means that the Fund may invest its assets in securities of fewer issuers than would a diversified mutual fund.